Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2024
Summary Of Accounting Policies [Abstract]
New standards and amendments
New standards and amendments effective from January 1, 2024
In January 2020, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. There was no effect from the adoption of these amendments.

In September 2022, the IASB issued amendments to IFRS 16 — Leases: Liability in a Sale and Leaseback to improve the requirements for sale and leaseback transactions, which specify the measurement of the liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. There was no effect from the adoption of these amendments.
In October 2022, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Non-current Liabilities with Covenants, that clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. There was no effect from the adoption of these amendments.
In May 2023, the IASB issued amendments to IAS 7 — Statement of Cash Flows and IFRS 7 — Financial Instruments: Disclosures: Supplier Finance Arrangements, that introduce new disclosure requirements to enhance the transparency and usefulness of the information provided by entities about supplier finance arrangements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. These amendments are applicable for annual reporting periods beginning on or after January 1, 2024 but not for any interim periods ending on or before December 31, 2024, and include certain specific transition reliefs for the first annual reporting period. There was no effect from the adoption of these amendments.

Scope of consolidation
Scope of consolidation
The following changes in the scope of consolidation of the Group occurred during the six months ended June 30, 2024:
•on January 1, 2024, the Group acquired a 100% interest in Ermenegildo Zegna Korea Co. Ltd. for cash consideration of €9 million, following which the Group began directly operating its ZEGNA business in South Korea and its network of 15 stores. For additional information see Note 22 — Business combinations;
•on February 6, 2024, the Group sold its 100% interest in Ezesa Argentina S.A., following which Ezesa Argentina S.A. was deconsolidated by the Group;
•on March 25, 2024, Ermenegildo Zegna Monaco S.a.r.l. was incorporated by the Group, primarily to manage the Group’s operating activities in the Principality of Monaco. The Group held a 100% interest in the company at June 30, 2024;
•on April 28, 2024, Zegna Consitex Arabia For Trading LLC, a limited liability company owned by Consitex S.A., was incorporated, primarily to manage the Group’s operating activities in the Kingdom of Saudi Arabia. The Group held a 70% interest in the company at June 30, 2024;
•on June 6, 2024, Mr. Thom Browne exercised a put option to sell to the Group an additional 2% of Thom Browne Inc. (the parent company of the Thom Browne group), for total consideration of $25 million (€22,752 thousand), following which the Group holds 92% of Thom Browne group. As a result, the Group derecognized a portion of the liability for the written put option on non-controlling interests for an amount of €22,752 thousand. Additionally, the equity attributable to non-controlling interests was reduced by €3,697 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company. For additional information relating to the put option on non-controlling interests, see Note 16 — Other current and non-current financial liabilities;
•on June 27, 2024, Ezeti S.L. acquired the remaining 30% interest in Ermenegildo Zegna Madrid S.A. not previously owned by the Group for cash consideration of €750 thousand, following which the Group owns 100% of the company;
•in the first half of 2024, the interest held in Consorzio Re.Crea was reduced from 15.5% at December 31, 2023 to 15.4% at June 30, 2024 due to a capital increase of the consortium.